Eaton Vance
North Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.4%
Security	Principal Amount (000's omitted)	Value
Education — 10.4%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	$2,800	$ 3,026,632
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	2,815	2,845,712
5.00%, 7/1/42	2,000	2,062,940
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	1,000	1,039,370
North Carolina State University at Raleigh, 4.00%, 10/1/46	1,200	1,209,324
University of North Carolina at Chapel Hill, 3.719%, (67% of SOFR + 0.65%), 12/1/41(1)	2,700	2,699,217
University of North Carolina at Charlotte, 5.00%, 10/1/47	8,000	8,294,640
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,015,630
Western Carolina University, NC:
4.00%, 4/1/50	815	814,429
5.00%, 10/1/36	1,000	1,051,030
		$ 24,058,924
Electric Utilities — 4.8%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,400	$ 2,503,200
5.00%, 3/1/46	2,750	3,017,190
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,750	5,053,715
5.00%, 12/1/46	525	576,613
		$ 11,150,718
Escrowed/Prerefunded — 1.3%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,063,440
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,018,820
		$ 3,082,260
General Obligations — 13.2%
Brunswick County, NC, 4.00%, 8/1/37	$1,405	$ 1,484,649
Concord, NC, 4.00%, 9/1/41	1,550	1,606,141
Huntersville, NC:
4.00%, 12/1/41	1,400	1,458,044
4.00%, 12/1/42	1,450	1,502,388
4.00%, 12/1/43	1,450	1,494,631
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Huntersville, NC: (continued)
4.00%, 12/1/44	$1,375	$ 1,409,086
Johnston County, NC:
4.00%, 2/1/40	1,500	1,563,150
4.00%, 2/1/41	1,475	1,525,356
Lee County, NC:
4.00%, 10/1/38	1,050	1,100,915
4.00%, 10/1/39	1,225	1,278,728
4.00%, 10/1/43	1,250	1,272,313
North Carolina, 2.00%, 6/1/32	3,000	2,675,250
Pender County, NC, 4.00%, 3/1/45	3,200	3,241,696
Puerto Rico:
5.625%, 7/1/29	1,000	1,079,500
5.75%, 7/1/31	750	836,618
Wake Forest, NC:
4.00%, 9/1/39	905	948,178
4.00%, 9/1/40	1,145	1,193,388
4.00%, 9/1/41	1,170	1,211,570
4.00%, 9/1/42	1,170	1,206,469
4.00%, 9/1/43	1,130	1,159,335
4.00%, 9/1/44	1,020	1,043,878
		$ 30,291,283
Hospital — 8.9%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,004,440
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.20%, 1/15/38(2)	3,300	3,300,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,070	3,034,848
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/49	2,500	2,817,850
University of North Carolina at Chapel Hill, (SPA: TD Bank, N.A.), 3.15%, 2/15/31(2)	1,250	1,250,000
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/49	6,830	7,969,244
		$ 20,376,382
Housing — 5.9%
North Carolina Housing Finance Agency:
(Liq: TD Bank, N.A.), 3.15%, 1/1/50(2)	$2,000	$ 2,000,000
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,215	1,089,187
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	580	478,355
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,890	1,596,407
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,910	1,892,390

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency: (continued)
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	$2,500	$ 2,516,250
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	1,020	1,043,439
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,985	2,008,066
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,037,208
		$ 13,661,302
Insured - Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 34,353
		$ 34,353
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,333,905
		$ 1,333,905
Insured - Transportation — 6.8%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$1,175	$ 1,221,600
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,061,860
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,703,000
(AGM), (AMT), 5.50%, 7/1/52	4,500	4,898,250
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,528,615
(AGM), 5.00%, 1/1/39	1,200	1,231,164
		$ 15,644,489
Lease Revenue/Certificates of Participation — 1.9%
Charlotte, NC, Certificates of Participation, 4.00%, 12/1/37	$1,185	$ 1,198,556
Wake County, NC, 4.00%, 3/1/37	1,925	1,990,797
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,124,740
		$ 4,314,093
Other Revenue — 1.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$ 1,037,795
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,400	1,530,284
		$ 2,568,079
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 6.7%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,043,200
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	1,000	896,320
5.00%, 9/1/44	1,260	1,318,288
5.00%, 9/1/49	1,095	1,128,146
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	411,045
5.50%, 9/1/44	1,380	1,441,272
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,000	2,003,860
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	1,027,917
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	1,059,255
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	520,505
5.00%, 1/1/38	1,000	1,036,900
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	2,490	2,584,919
		$ 15,471,627
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 202,196
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,001,440
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	3,043,665
		$ 4,247,301
Student Loan — 0.7%
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/43	$1,670	$ 1,702,916
		$ 1,702,916
Transportation — 8.7%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/47	$5,000	$ 5,165,450
(AMT), 5.00%, 7/1/42	1,000	1,020,880
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,553,060
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,615,750

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	$4,000	$ 4,310,920
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 2.82%, 5/1/36(5)	2,000	2,000,000
(AMT), 5.00%, 5/1/35	2,250	2,403,022
		$ 20,069,082
Water and Sewer — 22.5%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 754,763
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	540,805
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 4.00%, 8/1/44	2,400	2,417,064
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,500	6,648,720
5.00%, 7/1/49	1,500	1,669,515
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	2,395	2,153,464
4.00%, 8/1/43	1,250	1,283,250
4.00%, 8/1/44	1,005	1,028,366
4.00%, 8/1/49	3,870	3,908,584
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,535	3,583,642
4.00%, 2/1/44	1,035	1,048,362
4.00%, 6/1/45	1,440	1,458,101
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	4,000	4,452,240
Johnston County, NC, Water and Sewer System Revenue:
5.00%, 4/1/41	1,000	1,132,540
5.00%, 4/1/43	1,000	1,122,710
Mebane, NC, Combined Utilities Revenue, 4.00%, 8/1/49	2,650	2,676,420
Onslow Water and Sewer Authority, NC:
4.00%, 12/1/49	1,500	1,515,435
4.00%, 12/1/54	850	847,067
5.00%, 12/1/48	1,250	1,368,725
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	2,000	2,020,340
5.00%, 6/1/39	500	572,775
5.00%, 6/1/40	750	854,910
5.00%, 6/1/41	750	848,992
5.00%, 6/1/42	1,000	1,127,450
5.00%, 6/1/43	1,000	1,121,170
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Union County, NC, Enterprise System Revenue, 3.00%, 6/1/37	$750	$ 695,558
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	5,000	5,029,500
		$ 51,880,468
Total Tax-Exempt Municipal Obligations (identified cost $214,508,733)		$219,887,182

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Duke University, NC, 5.85%, 4/1/37	$1,225	$ 1,351,065
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	1,000	908,080
		$ 2,259,145
Lease Revenue/Certificates of Participation — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 424,165
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	175,758
		$ 599,923
Total Taxable Municipal Obligations (identified cost $2,876,533)		$ 2,859,068

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$361	$ 350,999
Total Trust Units (identified cost $364,002)		$ 350,999
Total Investments — 96.8% (identified cost $217,749,268)		$223,097,249
Other Assets, Less Liabilities — 3.2%		$ 7,417,285
Net Assets — 100.0%		$230,514,534

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $202,196 or 0.1% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$219,887,182	$ —	$219,887,182
Taxable Municipal Obligations	—	2,859,068	—	2,859,068
Trust Units	—	350,999	—	350,999
Total Investments	$ —	$223,097,249	$ —	$223,097,249
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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